REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2022
Revenue Recognition [Abstract]
Schedule of Company's Revenues According to Company's Segments
	Period ended June 30,
	2022	2021
Airport Security and Other Aviation Services	$131,191	114,001
Authentication Technology	24,820	40,418
Total revenues	$156,011	$154,419

Schedule of Company's Revenues Disaggregated by Geography
	Period ended June 30,
	2022		2021
Germany	$57,064	36.6%	$56,026	36.3%
United States	42,843	27.5%	49,418	32.0%
The Netherlands	28,383	18.2%	22,698	14.7%
Spain	17,300	11.1%	14,205	9.2%
Other countries	10,421	6.7%	12,072	7.8%
Total revenues	$156,011	100.0%	$154,419	100.0%